UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® MSCI North American Subset Index ETF Fidelity® MSCI North American Subset Index ETF : FINA Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® MSCI North American Subset Index ETF for the period July 7, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI North American Subset Index ETFA	$ 1	0.09%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$1,196,509,825
Number of Holdings	276
Portfolio Turnover	0%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.1
Financials	12.9
Industrials	9.5
Communication Services	9.3
Consumer Discretionary	9.2
Health Care	8.9
Consumer Staples	5.1
Energy	3.8
Real Estate	2.3
Materials	2.2
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Canada - 4.1
Brazil - 0.4
Switzerland - 0.2
United Kingdom - 0.1
Netherlands - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.8
Apple Inc	6.8
Microsoft Corp	5.0
Amazon.com Inc	4.0
Alphabet Inc Class A	3.4
Broadcom Inc	2.6
Alphabet Inc Class C	2.1
Meta Platforms Inc Class A	1.8
JPMorgan Chase & Co	1.4
Micron Technology Inc	1.4
35.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9922180.100    9202-TSRS-0926

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® MSCI North American Subset Index ETF

Semi-Annual Report
July 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® MSCI North American Subset Index ETF
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
BRAZIL - 0.4%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (a)	994	1,866,682
Materials - 0.2%
Metals & Mining - 0.2%
Wheaton Precious Metals Corp	25,801	2,806,389
TOTAL BRAZIL		4,673,071
CANADA - 4.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	16,492	1,219,738
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Loblaw Cos Ltd	29,578	1,388,542
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp	13,588	1,172,648
Enbridge Inc	51,729	2,814,772
Whitecap Resources Inc	142,608	1,682,588
TOTAL ENERGY		5,670,008
Financials - 2.1%
Banks - 1.8%
Bank of Montreal	17,055	3,059,401
Bank of Nova Scotia/The	32,617	2,861,157
Canadian Imperial Bank of Commerce	22,893	2,711,527
National Bank of Canada	12,498	2,021,557
Royal Bank of Canada	29,212	6,114,130
Toronto Dominion Bank	35,565	4,263,183
		21,030,955
Capital Markets - 0.1%
Brookfield Corp Class A	52,884	2,247,622
Insurance - 0.2%
Manulife Financial Corp	51,575	2,290,587
TOTAL FINANCIALS		25,569,164
Industrials - 0.5%
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp	62,621	1,405,326
Ground Transportation - 0.4%
Canadian National Railway Co	16,016	2,036,489
Canadian Pacific Kansas City Ltd	23,972	2,129,325
		4,165,814
TOTAL INDUSTRIALS		5,571,140
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (a)	3,278	1,084,685
IT Services - 0.4%
CGI Inc Class A	19,143	1,401,194
Shopify Inc Class A (a)	24,865	2,912,106
		4,313,300
TOTAL INFORMATION TECHNOLOGY		5,397,985
Materials - 0.3%
Metals & Mining - 0.3%
Agnico Eagle Mines Ltd/CA	16,565	2,404,900
Franco-Nevada Corp	8,316	1,769,208
TOTAL MATERIALS		4,174,108
TOTAL CANADA		48,990,685
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	6,551	1,501,227
SWITZERLAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity PLC	8,965	1,844,011
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	22,403	1,605,399
UNITED STATES - 95.1%
Communication Services - 9.3%
Diversified Telecommunication Services - 0.8%
AT&T Inc	150,176	3,491,592
Comcast Corp Class A	95,708	2,293,164
Verizon Communications Inc	89,924	4,209,342
		9,994,098
Entertainment - 1.0%
Netflix Inc (a)	77,946	5,589,508
Take-Two Interactive Software Inc (a)	5,657	1,374,198
Walt Disney Co/The	37,714	3,627,710
Warner Bros Discovery Inc (a)	48,853	1,284,834
		11,876,250
Interactive Media & Services - 7.3%
Alphabet Inc Class A	113,912	40,567,481
Alphabet Inc Class C	70,246	25,053,236
Meta Platforms Inc Class A	39,165	21,803,547
		87,424,264
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	11,847	2,046,095
TOTAL COMMUNICATION SERVICES		111,340,707
Consumer Discretionary - 8.9%
Automobiles - 1.6%
Ford Motor Co	119,928	1,760,542
General Motors Co	23,032	2,046,624
Tesla Inc (a)	49,918	15,534,981
		19,342,147
Broadline Retail - 4.1%
Amazon.com Inc (a)	170,582	46,326,660
eBay Inc	11,398	1,299,486
		47,626,146
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (a)	10,733	1,626,264
Booking Holdings Inc	16,456	3,174,362
Chipotle Mexican Grill Inc (a)	34,737	1,292,911
DoorDash Inc Class A (a)	8,095	1,587,915
Hilton Worldwide Holdings Inc	5,954	1,908,197
Marriott International Inc/MD Class A1	4,661	1,737,761
McDonald's Corp	15,397	4,167,045
Royal Caribbean Cruises Ltd	4,853	1,544,710
Starbucks Corp	23,612	2,485,163
Yum! Brands Inc	9,186	1,408,030
		20,932,358
Specialty Retail - 1.4%
AutoZone Inc (a)	379	1,143,158
Home Depot Inc/The	20,061	6,659,450
Lowe's Cos Inc	11,007	2,287,365
O'Reilly Automotive Inc (a)	17,506	1,564,161
Ross Stores Inc	7,147	1,794,397
TJX Cos Inc/The	21,225	3,339,542
		16,788,073
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	31,729	1,323,416
TOTAL CONSUMER DISCRETIONARY		106,012,140
Consumer Staples - 5.0%
Beverages - 1.2%
Coca-Cola Co/The	81,476	7,136,483
Keurig Dr Pepper Inc	44,496	1,384,715
Monster Beverage Corp (a)	16,406	1,581,210
PepsiCo Inc	28,280	3,946,757
		14,049,165
Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp	7,989	7,604,649
Sysco Corp	19,873	1,693,975
Target Corp	11,476	1,658,167
Walmart Inc	81,513	9,064,247
		20,021,038
Food Products - 0.5%
General Mills Inc	38,324	1,370,083
Hershey Co/The	5,021	878,926
Kraft Heinz Co/The	61,651	1,593,678
Mondelez International Inc	35,028	2,182,595
		6,025,282
Household Products - 0.9%
Church & Dwight Co Inc	13,210	1,305,280
Colgate-Palmolive Co	23,999	2,191,109
Procter & Gamble Co/The	46,937	6,781,927
		10,278,316
Personal Care Products - 0.0%
Kenvue Inc	63,381	1,219,450
Tobacco - 0.7%
Altria Group Inc	37,848	2,586,153
Philip Morris International Inc	30,036	5,731,470
		8,317,623
TOTAL CONSUMER STAPLES		59,910,874
Energy - 3.2%
Energy Equipment & Services - 0.3%
Baker Hughes Co Class A	30,990	1,874,585
SLB Ltd	44,317	2,197,680
		4,072,265
Oil, Gas & Consumable Fuels - 2.9%
Cheniere Energy Inc	5,909	1,557,435
Chevron Corp	35,116	6,911,882
ConocoPhillips	28,601	3,445,848
Devon Energy Corp	32,684	1,475,029
Diamondback Energy Inc	12,125	2,460,769
EOG Resources Inc	17,665	2,626,609
ExxonMobil Holdings Corp	76,385	11,873,284
ONEOK Inc	20,444	1,856,520
Williams Cos Inc/The	24,783	1,772,976
		33,980,352
TOTAL ENERGY		38,052,617
Financials - 10.8%
Banks - 3.4%
Bank of America Corp	127,336	7,888,466
Citigroup Inc	34,600	4,582,770
JPMorgan Chase & Co	48,366	17,014,676
PNC Financial Services Group Inc/The	8,978	2,243,333
Truist Financial Corp	38,730	2,007,763
US Bancorp	34,830	2,194,638
Wells Fargo & Co	57,216	4,946,323
		40,877,969
Capital Markets - 3.1%
Bank of New York Mellon Corp/The	17,269	2,699,663
Blackrock Inc	3,153	3,438,000
Blackstone Inc	18,306	2,338,592
Charles Schwab Corp/The	33,754	3,552,271
CME Group Inc Class A	8,676	2,323,346
Goldman Sachs Group Inc/The	5,868	5,975,854
Intercontinental Exchange Inc	13,701	2,089,128
KKR & Co Inc Class A	15,699	1,592,349
Moody's Corp	4,299	2,056,556
Morgan Stanley	24,160	5,083,747
Nasdaq Inc	18,103	1,705,122
Robinhood Markets Inc Class A (a)	17,080	1,478,444
S&P Global Inc	7,231	2,978,666
		37,311,738
Consumer Finance - 0.6%
American Express Co	11,993	4,032,646
Capital One Financial Corp	13,403	2,801,361
		6,834,007
Financial Services - 2.1%
Apollo Global Management Inc	10,417	1,308,271
Block Inc Class A (a)	14,963	1,215,593
Mastercard Inc Class A	15,966	9,150,115
PayPal Holdings Inc	25,548	1,461,601
Visa Inc Class A	32,028	11,726,412
		24,861,992
Insurance - 1.6%
AFLAC Inc	12,751	1,625,497
Allstate Corp/The	6,503	1,717,312
Aon PLC	6,319	2,278,315
Arthur J Gallagher & Co	6,584	1,642,181
Chubb Ltd	8,076	2,832,092
Marsh & McLennan Cos Inc	14,942	2,834,349
Progressive Corp/The	12,355	2,612,094
Travelers Companies Inc/The	5,469	2,047,375
Willis Towers Watson PLC	5,133	1,724,277
		19,313,492
TOTAL FINANCIALS		129,199,198
Health Care - 8.9%
Biotechnology - 1.7%
AbbVie Inc	33,278	8,350,782
Amgen Inc	11,481	4,422,022
Gilead Sciences Inc	25,830	3,363,324
Regeneron Pharmaceuticals Inc	2,294	1,749,473
Vertex Pharmaceuticals Inc (a)	5,261	2,510,023
		20,395,624
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	38,534	4,073,044
Becton Dickinson & Co	10,511	1,740,832
Boston Scientific Corp (a)	39,352	1,838,919
Edwards Lifesciences Corp (a)	16,371	1,409,051
Intuitive Surgical Inc (a)	6,675	2,358,478
Medtronic PLC	31,830	2,717,964
Stryker Corp	6,739	2,194,892
		16,333,180
Health Care Providers & Services - 1.7%
Cardinal Health Inc	6,974	1,604,229
Cencora Inc	5,839	1,817,914
Cigna Group/The	5,463	1,524,450
CVS Health Corp	26,477	2,764,993
Elevance Health Inc	4,733	1,778,851
HCA Healthcare Inc	3,009	1,211,393
McKesson Corp	2,832	2,424,730
UnitedHealth Group Inc	16,621	6,887,743
		20,014,303
Life Sciences Tools & Services - 0.7%
Agilent Technologies Inc	11,356	1,571,329
Danaher Corp	12,914	2,517,972
Thermo Fisher Scientific Inc	7,653	4,395,118
		8,484,419
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co	45,789	2,990,480
Eli Lilly & Co	14,251	16,372,119
Johnson & Johnson	46,662	11,961,804
Merck & Co Inc	48,609	6,328,892
Pfizer Inc	132,947	3,325,004
		40,978,299
TOTAL HEALTH CARE		106,205,825
Industrials - 9.0%
Aerospace & Defense - 2.5%
Boeing Co (a)	14,210	3,071,349
GE Aerospace	19,506	7,023,525
General Dynamics Corp	5,204	1,995,318
Honeywell Aerospace Inc	7,482	1,546,829
Howmet Aerospace Inc	8,377	2,364,492
L3Harris Technologies Inc	5,888	1,631,329
Lockheed Martin Corp	4,454	2,595,524
Northrop Grumman Corp	3,247	1,761,433
Rocket Lab Corp (a)	11,000	714,450
RTX Corp	26,036	5,603,468
TransDigm Group Inc	1,352	1,695,922
		30,003,639
Building Products - 0.6%
Carrier Global Corp	24,879	1,537,771
Johnson Controls International plc	16,687	2,447,315
Trane Technologies PLC	5,980	2,720,601
		6,705,687
Commercial Services & Supplies - 0.3%
Cintas Corp	7,782	1,592,431
Waste Management Inc	7,744	1,754,403
		3,346,834
Construction & Engineering - 0.3%
Comfort Systems USA Inc	932	1,612,071
Quanta Services Inc	3,175	2,118,868
		3,730,939
Electrical Equipment - 1.3%
AMETEK Inc	8,181	1,977,430
Bloom Energy Corp Class A (a)	5,351	1,101,289
Eaton Corp PLC	9,227	3,831,050
Emerson Electric Co	14,990	2,245,802
GE Vernova Inc	5,100	5,050,479
Vertiv Holdings Co Class A	7,406	1,789,067
		15,995,117
Ground Transportation - 0.9%
CSX Corp	46,362	2,336,645
Norfolk Southern Corp	6,010	2,016,235
Uber Technologies Inc (a)	36,815	2,590,303
Union Pacific Corp	12,359	3,610,435
		10,553,618
Industrial Conglomerates - 0.4%
3M Co	13,845	2,440,597
Honeywell International Inc	7,482	1,818,500
		4,259,097
Machinery - 2.1%
Caterpillar Inc	8,897	7,249,365
Cummins Inc	4,138	2,624,320
Deere & Co	5,522	3,272,724
Dover Corp	10,015	2,049,269
Ingersoll Rand Inc	22,512	1,877,051
Otis Worldwide Corp	21,288	1,531,671
PACCAR Inc	17,979	2,385,454
Parker-Hannifin Corp	3,081	3,008,689
Xylem Inc/NY	13,783	1,612,197
		25,610,740
Professional Services - 0.5%
Automatic Data Processing Inc	11,018	2,935,856
Broadridge Financial Solutions Inc	9,070	1,396,327
Verisk Analytics Inc	6,242	1,216,253
		5,548,436
Trading Companies & Distributors - 0.1%
United Rentals Inc	1,543	1,665,298
TOTAL INDUSTRIALS		107,419,405
Information Technology - 35.3%
Communications Equipment - 1.4%
Arista Networks Inc (a)	22,360	4,032,626
Ciena Corp (a)	3,341	1,259,724
Cisco Systems Inc	76,588	8,883,443
Lumentum Holdings Inc (a)	1,659	1,184,426
Motorola Solutions Inc	3,843	1,674,587
		17,034,806
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	25,647	4,121,473
Coherent Corp (a)	4,332	1,138,838
Corning Inc	17,070	2,359,928
Flex Ltd (a)	11,817	1,344,184
Keysight Technologies Inc (a)	5,794	1,848,750
		10,813,173
IT Services - 0.9%
Accenture PLC Class A	13,941	2,313,091
Cloudflare Inc Class A (a)	6,866	1,915,476
IBM Corporation	17,230	3,853,490
Snowflake Inc (a)	8,320	2,440,090
		10,522,147
Semiconductors & Semiconductor Equipment - 15.9%
Advanced Micro Devices Inc (a)	29,645	14,115,467
Analog Devices Inc	10,226	3,757,135
Applied Materials Inc	16,405	8,328,326
Astera Labs Inc (a)	3,337	1,038,574
Broadcom Inc	79,453	30,929,464
Intel Corp (a)	79,569	7,177,124
KLA Corp	27,712	5,066,308
Lam Research Corp	25,083	7,349,821
Marvell Technology Inc	17,267	3,238,599
Micron Technology Inc	20,266	16,679,526
Monolithic Power Systems Inc	1,083	1,544,389
NVIDIA Corp	407,248	81,755,036
QUALCOMM Inc	20,696	3,054,937
Teradyne Inc	3,946	1,450,904
Texas Instruments Inc	17,155	4,730,320
		190,215,930
Software - 8.4%
Adobe Inc (a)	9,246	2,315,291
AppLovin Corp Class A (a)	4,323	1,711,476
Autodesk Inc (a)	6,563	1,537,055
Cadence Design Systems Inc (a)	5,966	2,028,559
Crowdstrike Holdings Inc Class A (a)	18,688	3,566,792
Datadog Inc Class A (a)	6,638	1,778,785
Fortinet Inc (a)	14,083	2,280,742
Intuit Inc	6,077	1,920,757
Microsoft Corp	125,087	58,130,431
Oracle Corp	31,322	4,067,788
Palantir Technologies Inc Class A (a)	39,318	4,838,473
Palo Alto Networks Inc (a)	16,189	5,371,996
Salesforce Inc	18,170	3,343,643
ServiceNow Inc (a)	25,218	2,804,998
Synopsys Inc (a)	4,076	1,584,586
Trimble Inc (a)	20,821	1,178,052
Workday Inc Class A (a)	9,569	1,534,293
		99,993,717
Technology Hardware, Storage & Peripherals - 7.8%
Apple Inc	259,170	80,060,205
Dell Technologies Inc Class C	7,052	2,858,669
Hewlett Packard Enterprise Co	36,585	1,752,422
HP Inc	46,132	1,258,019
Seagate Technology Holdings PLC	4,420	3,784,095
Western Digital Corp	7,136	3,887,978
		93,601,388
TOTAL INFORMATION TECHNOLOGY		422,181,161
Materials - 1.7%
Chemicals - 1.2%
Corteva Inc	22,616	1,780,105
DuPont de Nemours Inc	9,688	1,327,256
Ecolab Inc	9,458	2,625,825
Linde PLC	8,536	4,083,453
PPG Industries Inc	17,016	1,880,608
Sherwin-Williams Co/The	5,791	1,973,862
		13,671,109
Containers & Packaging - 0.1%
Amcor PLC	35,749	1,604,415
Metals & Mining - 0.4%
Freeport-McMoRan Inc	41,907	2,624,635
Newmont Corp	28,190	2,641,685
		5,266,320
TOTAL MATERIALS		20,541,844
Real Estate - 2.3%
Health Care REITs - 0.5%
Ventas Inc	19,184	1,793,896
Welltower Inc	16,544	3,878,575
		5,672,471
Industrial REITs - 0.3%
Prologis Inc	22,743	3,288,865
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (a)	9,712	1,425,819
Residential REITs - 0.3%
AvalonBay Communities Inc	9,497	1,762,738
Equity Residential	24,457	1,625,168
		3,387,906
Retail REITs - 0.5%
Kimco Realty Corp	70,487	1,796,009
Regency Centers Corp	22,431	1,800,985
Simon Property Group Inc	10,457	2,398,522
		5,995,516
Specialized REITs - 0.6%
American Tower Corp	12,854	2,228,369
Digital Realty Trust Inc	8,758	1,651,058
Equinix Inc	2,270	2,313,766
Iron Mountain Inc	8,494	1,038,986
		7,232,179
TOTAL REAL ESTATE		27,002,756
Utilities - 0.7%
Electric Utilities - 0.5%
Constellation Energy Corp	6,260	1,644,815
Exelon Corp	40,099	1,837,336
NextEra Energy Inc	35,823	3,113,735
		6,595,886
Multi-Utilities - 0.2%
Consolidated Edison Inc	15,150	1,649,078
Sempra	15,868	1,405,111
		3,054,189
TOTAL UTILITIES		9,650,075
TOTAL UNITED STATES		1,137,516,602
TOTAL COMMON STOCKS (Cost $1,195,539,083)		1,196,130,995

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $93,420)	3.69	93,408	93,427

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,195,632,503)	1,196,224,422
NET OTHER ASSETS (LIABILITIES) - 0.0%	285,403
NET ASSETS - 100.0%	1,196,509,825

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	8	9/2026	300,770	(1,767)

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	-	4,127,961	4,034,541	927	-	7	93,427	93,408
	-	4,127,961	4,034,541	927	-	7	93,427

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	111,340,707	111,340,707	-	-
Consumer Discretionary	109,098,560	109,098,560	-	-
Consumer Staples	61,299,416	61,299,416	-	-
Energy	45,328,024	45,328,024	-	-
Financials	154,768,362	154,768,362	-	-
Health Care	106,205,825	106,205,825	-	-
Industrials	112,990,545	112,990,545	-	-
Information Technology	430,924,384	430,924,384	-	-
Materials	27,522,341	27,522,341	-	-
Real Estate	27,002,756	27,002,756	-	-
Utilities	9,650,075	9,650,075	-	-

Money Market Funds	93,427	93,427	-	-
Total Investments in Securities:	1,196,224,422	1,196,224,422	-	-
Derivative Instruments:

Liabilities
Futures Contracts	(1,767)	(1,767)	-	-
Total Liabilities	(1,767)	(1,767)	-	-
Total Derivative Instruments:	(1,767)	(1,767)	-	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$1,196,130,995
Investments in securities, at value - affiliated issuers	93,427
Segregated cash with brokers for derivative instruments	20,116
Foreign currency held at value	2,024
Dividends receivable	323,493
Distributions receivable from affiliated funds	927
Receivable for variation margin on futures contracts	1,870
Total assets	1,196,572,852
Liabilities
Payable to custodian bank	18,920
Accrued management fee	44,107
Total liabilities	63,027
Net Assets	$1,196,509,825
Net assets consist of:
Paid in capital	1,195,619,873
Total accumulated earnings (loss)	889,952
Net Assets	$1,196,509,825

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($1,196,509,825/47,900,000 shares)	$24.98

Other Information
Unaffiliated issuers, cost	1,195,539,083
Affiliated issuers, cost	93,420
Foreign currency holdings, cost	2,025
Statement of Operations

For the period July 7, 2026 (commencement of operations) through July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$339,429
Dividends - affiliated issuers	927
Total investment income	340,356
Expenses
Management fee	44,107
Total expenses	44,107
Net investment income (loss)	296,249
Net realized gain (loss)
Investments - unaffiliated issuers	390
Foreign currency transactions	(321)
Futures contracts	3,337
Net realized gain (loss)	3,406
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	591,912
Investments - affiliated issuers	7
Assets and liabilities in foreign currencies	145
Futures contracts	(1,767)
Total change in net unrealized appreciation (depreciation)	590,297
Net gain (loss)	593,703
Net increase (decrease) in net assets resulting from operations	$889,952

Statement of Changes in Net Assets
For the period July 7, 2026 (commencement of operations) through July 31, 2026 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$296,249
Net realized gain (loss)	3,406
Change in net unrealized appreciation (depreciation)	590,297
Net increase (decrease) in net assets resulting from operations	889,952
Total distributions	-
Net increase (decrease) in net assets resulting from share transactions	1,195,619,873
Total increase (decrease) in net assets	1,196,509,825
Net Assets
Beginning of period	-
End of period	$1,196,509,825
Financial Highlights
Fidelity® MSCI North American Subset Index ETF

Six months ended July 31, 2026 (Unaudited) A
Selected Per Share Data
Net asset value, beginning of period	$25.00
Income from Investment Operations
Net investment income (loss) C, D	.01
Net realized and unrealized gain (loss)	(.03) E
Total from investment operations	(.02)
Net asset value, end of period	$24.98
Total Return F, G, H	(.08)%
Ratios and Supplemental Data D, I, J
Ratio of expenses to average net assets before reductions	.09% K
Ratio of expenses to average net assets net of fee waivers, if any	.09% K
Ratio of expenses to average net assets net of all reductions, if any	.09% K
Ratio of net investment income (loss) to average net assets	.57% K
Net assets, end of period	$1,196,509,825
Portfolio turnover rate M	-% B, L

AFor the period July 7, 2026 (commencement of operations) through July 31, 2026.
BAmount not annualized.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

FBased on net asset value.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® MSCI North American Subset Index ETF (the Fund) is an exchange-traded non-diversified fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of the Exchange listed below, normally 4:00p.m. Eastern time.

Exchange
Fidelity® MSCI North American Subset Index ETF	NYSE Arca, Inc.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® MSCI North American Subset Index ETF	1,195,632,503	33,315,354	(32,725,202)	590,152

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® MSCI North American Subset Index ETF
Equity Risk
Futures Contracts	-	(1,767)	3,337	(1,767)
Total Equity Risk	-	(1,767)	3,337	(1,767)

Totals	-	(1,767)	3,337	(1,767)

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® MSCI North American Subset Index ETF
Futures	300,770

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® MSCI North American Subset Index ETF	12,587,078	-

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity® MSCI North American Subset Index ETF	1,182,952,005	-

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® MSCI North American Subset Index ETF	0.09

Sub-Adviser. Geode Capital Management, LLC, serves as sub-adviser for the Fund. Sub-advisers provide discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.

	Shares	Dollars
	Six months ended	Six months ended ($)
	July 31, 2026	July 31, 2026

Fidelity® MSCI North American Subset Index ETF (Commencement of sale of shares July 7, 2026)
Shares sold	47,900,000	1,195,619,873
Net increase (decrease)	47,900,000	1,195,619,873

  7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity MSCI North American Subset Index ETF
At its January 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund. FMR and Geode are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board also considered the fact that it oversees funds managed by FMR and sub-advised by Geode that have a similar investment process as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund's proposed all-inclusive management fee rate out of which FMR will pay all operating expenses of the fund, with certain limited exceptions, and the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper), regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons.
Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be approved through May 31, 2027.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity MSCI North American Subset Index ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2026 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable, in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity's mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate, which covers certain expenses beyond portfolio management, as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode other than the fund, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also considered that shareholders benefit from pricing funds at scale from inception. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.9922176.100
ETX-SANN-0926

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2026